CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Aug. 12, 2014
Net income (loss)	$ 16,438	$ (7,657)		$ 19,016	$ (9,478)
Unrealized gains (losses) on cash flow hedge	2,981	(3,850)		714	(7,316)
Income tax benefit (expense)	(118)	963		(203)	1,829
Other comprehensive income (loss)	2,863	(2,887)	$ (2,275)	511	(5,487)	$ (5,900)
Comprehensive income (loss)	$ 19,301	$ (10,544)		$ 19,527	$ (14,965)